Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 7,965,284	$ 5,098,420
Restricted cash	218,726	203,779
Short-term investment	0	60,994
Accounts receivable, net	6,308,508	5,294,088
Current tax assets	96,047	98,471
Inventories	13,219,777	14,530,841
Prepaid expenses and other current assets	1,425,521	1,307,040
Total current Assets	29,438,582	26,655,003
Non-current assets
Property, plant and equipment	19,990,585	19,521,672
Intangible assets	4,928,338	5,138,437
Long-term investment	469,743	344,876
Right-of-use assets	4,383,670	5,421,236
Deferred income tax assets	559,041	492,221
Prepayment and other non-current assets	1,239,678	1,007,586
Total non-current assets	31,571,055	31,926,028
Total assets	61,009,637	58,581,031
Current liabilities
Short-term bank loans	16,589,079	15,265,739
Accounts payable	4,795,430	1,500,927
Current lease liabilities	1,642,732	2,060,022
OET derivative liability	2,799,588
Accrued expenses and other current liabilities	6,586,410	3,167,048
Total current Liabilities	32,607,033	22,113,495
Non-current liabilities
Long-term bank loans	13,651,748	9,446,467
Deferred tax liabilities	111,329	111,329
Non-current lease liabilities	3,292,609	3,911,466
Warrant liabilities	603,566
Total non-current liabilities	17,659,252	13,469,262
Total Liabilities	50,266,285	35,582,757
Shareholders’ Equity
Ordinary share (par value of US$0.0001 per share; 500,000,000 shares authorized; 44,766,003 shares issued and outstanding, as of September 30, 2025; 37,749,381 issued and outstanding as of December 31, 2024)	4,477	3,775
Share subscription receivable	(19,365,936)
Additional paid in capital	34,815,496	22,246,969
Retained earnings	(4,266,547)	3,054,350
Accumulated other comprehensive (loss) income	(552,658)	(2,471,137)
Treasury Stock	(38,754)
Total shareholder’s equity	10,596,078	22,833,957
Non-controlling interest	147,274	164,317
Total equity	10,743,352	22,998,274
Total liabilities and shareholders’ equity	61,009,637	58,581,031
Related Party
Current assets
Amounts due from related parties	204,719	61,370
Current liabilities
Amounts due to related parties	$ 193,794	$ 119,759